Basis of Accounting (Policies)	3 Months Ended
Aug. 31, 2010
Policies
Basis of Accounting	BASIS OF ACCOUNTING The Company’s financial statements are prepared using the accrual method of accounting. The Company has elected a May 31 fiscal year end.